UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.5%)1
Consumer Discretionary (10.9%)
*	Amazon.com Inc.	127,953	91,566
	Home Depot Inc.	477,528	60,976
	McDonald's Corp.	381,780	45,943
	Lowe's Cos. Inc.	415,922	32,929
	Comcast Corp. Class A	505,093	32,927
	Walt Disney Co.	245,399	24,005
	Target Corp.	323,855	22,612
	Omnicom Group Inc.	270,032	22,005
	Darden Restaurants Inc.	345,201	21,865
	Time Warner Inc.	258,895	19,039
	Leggett & Platt Inc.	369,869	18,904
	NIKE Inc. Class B	286,100	15,793
	Interpublic Group of Cos. Inc.	640,698	14,800
*	O'Reilly Automotive Inc.	51,313	13,911
	Carnival Corp.	313,350	13,850
	Goodyear Tire & Rubber Co.	497,494	12,766
	Marriott International Inc. Class A	177,278	11,782
*	Michael Kors Holdings Ltd.	232,507	11,504
	Best Buy Co. Inc.	362,770	11,101
	L Brands Inc.	163,469	10,974
^	Nordstrom Inc.	280,300	10,665
*	Urban Outfitters Inc.	378,358	10,405
	Wyndham Worldwide Corp.	134,750	9,598
	Johnson Controls Inc.	214,140	9,478
	News Corp. Class B	795,487	9,283
	PVH Corp.	93,289	8,791
	Mattel Inc.	275,094	8,608
	CBS Corp. Class B	151,681	8,258
*	Discovery Communications Inc. Class A	308,803	7,791
	TJX Cos. Inc.	100,120	7,732
	Twenty-First Century Fox Inc. Class A	278,000	7,520
	Ralph Lauren Corp. Class A	81,230	7,280
	General Motors Co.	251,361	7,114
*	Charter Communications Inc. Class A	28,677	6,557
	VF Corp.	94,900	5,835
*	AutoZone Inc.	7,118	5,651
	Ford Motor Co.	326,545	4,105
	Coach Inc.	82,492	3,361
*	Ulta Salon Cosmetics & Fragrance Inc.	13,400	3,265
	TEGNA Inc.	140,475	3,255
	Viacom Inc. Class B	67,430	2,796
	DR Horton Inc.	85,054	2,677
*	Liberty Global plc	89,600	2,567
	Hanesbrands Inc.	92,800	2,332
	Macy's Inc.	67,330	2,263
*	Mohawk Industries Inc.	11,223	2,130
	Yum! Brands Inc.	21,861	1,813
	Bed Bath & Beyond Inc.	39,850	1,722
	Hasbro Inc.	19,727	1,657

* DISH Network Corp. Class A	28,600	1,499
Aramark	38,100	1,273
Bloomin' Brands Inc.	70,600	1,262
Graham Holdings Co. Class B	2,354	1,152
* Sally Beauty Holdings Inc.	38,500	1,132
Foot Locker Inc.	20,614	1,131
Staples Inc.	124,212	1,071
Cable One Inc.	2,055	1,051
* AutoNation Inc.	21,100	991
Gannett Co. Inc.	54,195	748
* Vista Outdoor Inc.	14,300	683
H&R Block Inc.	28,910	665
Twenty-First Century Fox Inc.	21,300	580
News Corp. Class A	44,122	501
Rent-A-Center Inc.	40,681	500
Papa John's International Inc.	7,270	494
* Liberty Ventures Class A	13,000	482
* LKQ Corp.	14,400	456
Restaurant Brands International Inc.	10,851	451
Wendy's Co.	44,600	429
* Liberty Global Plc LiLAC	12,270	399
Starbucks Corp.	6,700	383
* Sirius XM Holdings Inc.	85,100	336
Service Corp. International	11,500	311
* Denny's Corp.	28,100	302
Whirlpool Corp.	1,800	300
CST Brands Inc.	6,894	297
Visteon Corp.	4,062	267
* Liberty SiriusXM Group Class C	6,844	211
Magna International Inc.	6,000	210
* Liberty Global plc Class A	7,100	206
La-Z-Boy Inc.	7,300	203
* Isle of Capri Casinos Inc.	10,900	200
* Express Inc.	13,200	192
Carter's Inc.	1,700	181
Hilton Worldwide Holdings Inc.	8,000	180
* Houghton Mifflin Harcourt Co.	10,400	163
Time Inc.	9,700	160
* Etsy Inc.	14,983	144
* Apollo Education Group Inc.	15,000	137
* TopBuild Corp.	3,500	127
* Liberty Media Group	6,200	118
Kohl's Corp.	3,100	118
Cheesecake Factory Inc.	2,364	114
Lennar Corp. Class A	2,442	113
* La Quinta Holdings Inc.	9,300	106
DeVry Education Group Inc.	5,900	105
* Liberty Global Plc LiLAC Class A	3,069	99
Marriott Vacations Worldwide Corp.	1,331	91
* Fossil Group Inc.	3,100	88
HSN Inc.	1,700	83
* Liberty SiriusXM Group Class A	2,500	78
* Liberty TripAdvisor Holdings Inc. Class A	3,500	77
Nutrisystem Inc.	2,900	74
* Under Armour Inc.	1,964	71
* Hyatt Hotels Corp. Class A	1,400	69
Libbey Inc.	3,900	62

*	Groupon Inc. Class A	18,800	61
*	Liberty Interactive Corp. QVC Group Class A	2,400	61
	GNC Holdings Inc. Class A	2,500	61
*	Live Nation Entertainment Inc.	2,500	59
*	MSG Networks Inc.	3,600	55
	Gentex Corp.	2,704	42
	Sonic Automotive Inc. Class A	2,400	41
	Chico's FAS Inc.	3,600	39
*	Bojangles' Inc.	1,900	32
	Citi Trends Inc.	1,959	30
	Tiffany & Co.	500	30
	Texas Roadhouse Inc. Class A	600	27
	Ethan Allen Interiors Inc.	800	26
	Cato Corp. Class A	700	26
	Lions Gate Entertainment Corp.	1,100	22
^,* Sears Holdings Corp.		1,590	22
*	Select Comfort Corp.	1,000	21
	Genuine Parts Co.	200	20
*	Scientific Games Corp. Class A	2,200	20
*	Burlington Stores Inc.	300	20
*	TRI Pointe Group Inc.	1,600	19
*	New York & Co. Inc.	12,200	18
	Fiat Chrysler Automobiles NV	2,900	18
*	Chegg Inc.	3,500	18
*	Biglari Holdings Inc.	34	14
*	Liberty Braves Group	880	13
*	TripAdvisor Inc.	200	13
	Churchill Downs Inc.	100	13
*	ServiceMaster Global Holdings Inc.	300	12
*	Liberty Broadband Corp.	191	11
*	Michaels Cos. Inc.	400	11
	Regal Entertainment Group Class A	500	11
*	Tumi Holdings Inc.	400	11
	Williams-Sonoma Inc.	200	10
*	Townsquare Media Inc. Class A	1,302	10
	PulteGroup Inc.	500	10
	Penske Automotive Group Inc.	261	8
*	Regis Corp.	600	7
*	Murphy USA Inc.	100	7
*	Office Depot Inc.	2,200	7
*	Monarch Casino & Resort Inc.	300	7
*	Starz	200	6
*	Lee Enterprises Inc.	3,097	6
	Haverty Furniture Cos. Inc.	300	5
*	Carrols Restaurant Group Inc.	454	5
*	Caesars Entertainment Corp.	700	5
*	Asbury Automotive Group Inc.	100	5
	Ross Stores Inc.	79	4
*	Restoration Hardware Holdings Inc.	155	4
*	Perry Ellis International Inc.	200	4
*	Cherokee Inc.	200	2
	ClubCorp Holdings Inc.	110	1
			697,697
Consumer Staples (11.4%)
	Altria Group Inc.	1,147,132	79,106
	Procter & Gamble Co.	824,773	69,833
	Wal-Mart Stores Inc.	914,846	66,802

Coca-Cola Co.	1,340,917	60,784
PepsiCo Inc.	546,236	57,868
Philip Morris International Inc.	427,808	43,517
General Mills Inc.	524,603	37,415
Kimberly-Clark Corp.	256,531	35,268
Kroger Co.	699,259	25,726
ConAgra Foods Inc.	533,620	25,512
Clorox Co.	183,323	25,370
Dr Pepper Snapple Group Inc.	250,999	24,254
Colgate-Palmolive Co.	281,610	20,614
CVS Health Corp.	201,589	19,300
Campbell Soup Co.	271,544	18,066
Sysco Corp.	350,839	17,802
Hershey Co.	150,677	17,100
Costco Wholesale Corp.	95,720	15,032
Tyson Foods Inc. Class A	196,315	13,112
Kraft Heinz Co.	131,400	11,626
Kellogg Co.	135,408	11,056
Archer-Daniels-Midland Co.	128,868	5,527
Whole Foods Market Inc.	165,180	5,289
Constellation Brands Inc. Class A	30,800	5,094
Mondelez International Inc. Class A	98,560	4,485
Bunge Ltd.	55,900	3,306
Church & Dwight Co. Inc.	27,900	2,871
Molson Coors Brewing Co. Class B	22,566	2,282
* Coca-Cola European Partners plc	31,795	1,135
JM Smucker Co.	5,900	899
Pilgrim's Pride Corp.	26,917	686
Mead Johnson Nutrition Co.	4,560	414
Spectrum Brands Holdings Inc.	3,224	385
* Edgewell Personal Care Co.	4,300	363
McCormick & Co. Inc.	3,390	362
Dean Foods Co.	17,401	315
* Sprouts Farmers Market Inc.	13,012	298
Brown-Forman Corp. Class B	1,700	170
Nu Skin Enterprises Inc. Class A	1,900	88
* Adecoagro SA	6,100	67
Energizer Holdings Inc.	1,000	51
John B Sanfilippo & Son Inc.	1,045	45
Coty Inc. Class A	1,700	44
Lancaster Colony Corp.	300	38
* Central Garden & Pet Co. Class A	1,500	33
Estee Lauder Cos. Inc. Class A	300	27
* Smart & Final Stores Inc.	1,198	18
Walgreens Boots Alliance Inc.	200	17
* Monster Beverage Corp.	100	16
Hormel Foods Corp.	341	12
* USANA Health Sciences Inc.	100	11
* Hain Celestial Group Inc.	200	10
Reynolds American Inc.	100	5
* Natural Grocers by Vitamin Cottage Inc.	200	3
		729,529
Energy (7.5%)
Exxon Mobil Corp.	1,338,962	125,514
Chevron Corp.	317,727	33,307
Schlumberger Ltd.	412,839	32,647
Occidental Petroleum Corp.	373,180	28,198

*	FMC Technologies Inc.	700,396	18,680
	Apache Corp.	317,981	17,702
	Anadarko Petroleum Corp.	290,610	15,475
	Valero Energy Corp.	295,551	15,073
	Kinder Morgan Inc.	673,742	12,612
	Ensco plc Class A	1,298,234	12,606
	Phillips 66	157,160	12,469
	Tesoro Corp.	160,962	12,059
*	Newfield Exploration Co.	271,092	11,977
^	Transocean Ltd.	987,953	11,747
	EOG Resources Inc.	133,160	11,108
	Devon Energy Corp.	301,167	10,917
	Diamond Offshore Drilling Inc.	417,466	10,157
	Marathon Oil Corp.	663,440	9,958
	ConocoPhillips	200,391	8,737
	Marathon Petroleum Corp.	222,146	8,433
	Cabot Oil & Gas Corp.	294,212	7,573
	Williams Cos. Inc.	328,900	7,114
	Noble Energy Inc.	198,030	7,103
	Spectra Energy Corp.	171,271	6,274
	Noble Corp. plc	751,100	6,189
	Hess Corp.	101,200	6,082
	National Oilwell Varco Inc.	144,802	4,873
	Murphy Oil Corp.	144,349	4,583
	Cimarex Energy Co.	37,793	4,510
	Energen Corp.	35,000	1,687
*	Southwestern Energy Co.	122,540	1,542
	ONEOK Inc.	24,116	1,144
	Baker Hughes Inc.	9,800	442
	EQT Corp.	5,600	434
	Columbia Pipeline Group Inc.	15,150	386
	Pioneer Natural Resources Co.	2,280	345
^,* Seadrill Ltd.		93,400	303
*	Kosmos Energy Ltd.	36,500	199
	Oceaneering International Inc.	4,700	140
^	Cameco Corp.	8,300	91
	Golar LNG Ltd.	4,805	75
	Halliburton Co.	1,570	71
	QEP Resources Inc.	4,000	71
	SM Energy Co.	2,427	66
	Golar LNG Partners LP	3,353	61
	PBF Energy Inc. Class A	1,700	40
*	Gulfport Energy Corp.	1,141	36
	Aegean Marine Petroleum Network Inc.	6,000	33
	CVR Energy Inc.	2,000	31
*	Cobalt International Energy Inc.	20,033	27
	Frank's International NV	1,800	26
*	Chesapeake Energy Corp.	4,900	21
*	Harvest Natural Resources Inc.	25,100	21
*	Helix Energy Solutions Group Inc.	1,800	12
	EnLink Midstream LLC	700	11
	Teekay Tankers Ltd. Class A	3,300	10
	Euronav NV	1,000	9
*	TransAtlantic Petroleum Ltd.	8,887	7
*	Oasis Petroleum Inc.	700	7
*	Forum Energy Technologies Inc.	300	5
*	Newpark Resources Inc.	600	4

Encana Corp.	400	3
* Laredo Petroleum Inc.	200	2
* California Resources Corp.	34	—
		481,039
Financials (14.2%)
Wells Fargo & Co.	1,542,924	73,027
Citigroup Inc.	1,312,178	55,623
JPMorgan Chase & Co.	755,062	46,920
Bank of America Corp.	3,207,692	42,566
* Berkshire Hathaway Inc. Class B	275,145	39,838
Crown Castle International Corp.	327,672	33,236
Travelers Cos. Inc.	261,597	31,140
Bank of New York Mellon Corp.	795,759	30,915
Prologis Inc.	502,195	24,628
Aon plc	202,160	22,082
Public Storage	73,320	18,740
Aflac Inc.	241,491	17,426
Macerich Co.	199,460	17,032
Ameriprise Financial Inc.	182,452	16,393
Fifth Third Bancorp	887,076	15,604
Navient Corp.	1,297,609	15,506
Kimco Realty Corp.	482,387	15,137
Allstate Corp.	211,018	14,761
SunTrust Banks Inc.	354,640	14,569
Capital One Financial Corp.	223,472	14,193
Prudential Financial Inc.	195,513	13,948
Host Hotels & Resorts Inc.	847,909	13,745
Discover Financial Services	251,254	13,465
CME Group Inc.	120,600	11,746
Marsh & McLennan Cos. Inc.	171,090	11,713
Nasdaq Inc.	174,862	11,308
People's United Financial Inc.	768,752	11,270
AvalonBay Communities Inc.	62,377	11,252
S&P Global Inc.	104,496	11,208
Chubb Ltd.	75,217	9,832
Cincinnati Financial Corp.	128,440	9,619
Hartford Financial Services Group Inc.	208,978	9,274
American Express Co.	144,000	8,749
BlackRock Inc.	24,980	8,556
Progressive Corp.	248,033	8,309
Unum Group	254,174	8,080
Willis Towers Watson plc	64,812	8,057
Moody's Corp.	79,800	7,478
Realty Income Corp.	105,198	7,297
Northern Trust Corp.	104,884	6,950
Loews Corp.	165,230	6,789
Simon Property Group Inc.	30,607	6,639
Lincoln National Corp.	160,108	6,207
* Synchrony Financial	241,300	6,100
Principal Financial Group Inc.	145,230	5,970
Morgan Stanley	227,830	5,919
Huntington Bancshares Inc.	637,825	5,702
Weyerhaeuser Co.	177,745	5,291
Equity LifeStyle Properties Inc.	65,300	5,227
Welltower Inc.	63,140	4,809
First Horizon National Corp.	344,170	4,743
Arthur J Gallagher & Co.	99,570	4,740

Assurant Inc.	52,149	4,501
* Realogy Holdings Corp.	142,100	4,124
Intercontinental Exchange Inc.	15,940	4,080
General Growth Properties Inc.	135,330	4,036
UDR Inc.	103,930	3,837
Voya Financial Inc.	154,000	3,813
Federal Realty Investment Trust	22,920	3,794
PNC Financial Services Group Inc.	45,900	3,736
American International Group Inc.	66,700	3,528
Zions Bancorporation	125,380	3,151
Regions Financial Corp.	323,247	2,751
Goldman Sachs Group Inc.	18,234	2,709
Torchmark Corp.	35,792	2,213
KeyCorp	191,762	2,119
Retail Properties of America Inc.	103,400	1,747
Legg Mason Inc.	57,778	1,704
Apartment Investment & Management Co.	36,830	1,626
HCP Inc.	44,572	1,577
Four Corners Property Trust Inc.	76,404	1,573
East West Bancorp Inc.	44,000	1,504
Leucadia National Corp.	76,960	1,334
FNF Group	34,800	1,305
Iron Mountain Inc.	30,400	1,211
Post Properties Inc.	17,673	1,079
Synovus Financial Corp.	32,500	942
* E*TRADE Financial Corp.	38,792	911
* Equity Commonwealth	30,900	900
Endurance Specialty Holdings Ltd.	12,088	812
MetLife Inc.	20,050	799
Aspen Insurance Holdings Ltd.	16,700	775
WR Berkley Corp.	12,700	761
Digital Realty Trust Inc.	6,878	750
TCF Financial Corp.	52,000	658
US Bancorp	15,314	618
Essex Property Trust Inc.	2,706	617
Vornado Realty Trust	5,162	517
United Bankshares Inc.	13,605	510
Comerica Inc.	12,130	499
Axis Capital Holdings Ltd.	8,600	473
Popular Inc.	15,100	442
Umpqua Holdings Corp.	23,900	370
Great Western Bancorp Inc.	10,900	344
* Arch Capital Group Ltd.	4,600	331
ProAssurance Corp.	6,100	327
Brandywine Realty Trust	19,300	324
Assured Guaranty Ltd.	11,500	292
Brixmor Property Group Inc.	11,000	291
* MGIC Investment Corp.	47,600	283
^ Prospect Capital Corp.	35,320	276
Old Republic International Corp.	14,000	270
Argo Group International Holdings Ltd.	4,984	259
RLI Corp.	3,700	254
American Tower Corporation	2,200	250
Care Capital Properties Inc.	9,500	249
Wintrust Financial Corp.	4,800	245
Ares Capital Corp.	17,200	244
Columbia Property Trust Inc.	11,100	238

Taubman Centers Inc.	3,100	230
MB Financial Inc.	6,200	225
Financial Engines Inc.	7,900	204
Liberty Property Trust	5,000	199
Government Properties Income Trust	8,300	191
* Flagstar Bancorp Inc.	7,700	188
* Essent Group Ltd.	8,200	179
Boston Properties Inc.	1,300	171
Allied World Assurance Co. Holdings AG	4,500	158
BancorpSouth Inc.	6,700	152
Outfront Media Inc.	5,700	138
Paramount Group Inc.	8,100	129
Greenhill & Co. Inc.	7,875	127
CBOE Holdings Inc.	1,800	120
Hanover Insurance Group Inc.	1,400	118
Spirit Realty Capital Inc.	8,700	111
Apollo Investment Corp.	19,164	106
Trustmark Corp.	4,192	104
Equity Residential	1,500	103
American Campus Communities Inc.	1,900	100
Washington Federal Inc.	4,000	97
Kearny Financial Corp.	7,400	93
CubeSmart	2,985	92
State Street Corp.	1,709	92
Cathay General Bancorp	3,200	90
Empire State Realty Trust Inc.	4,745	90
* Third Point Reinsurance Ltd.	7,656	90
Radian Group Inc.	8,400	87
* Beneficial Bancorp Inc.	6,700	85
Capitol Federal Financial Inc.	6,100	85
CyrusOne Inc.	1,500	83
Chimera Investment Corp.	5,300	83
Prosperity Bancshares Inc.	1,539	78
Hospitality Properties Trust	2,600	75
* Santander Consumer USA Holdings Inc.	6,900	71
WP Carey Inc.	1,000	69
Kite Realty Group Trust	2,400	67
UMB Financial Corp.	1,204	64
Meridian Bancorp Inc.	4,200	62
Brookline Bancorp Inc.	5,400	60
Two Harbors Investment Corp.	6,800	58
Forest City Realty Trust Inc. Class A	2,600	58
RLJ Lodging Trust	2,700	58
Kennedy-Wilson Holdings Inc.	3,000	57
FNB Corp.	4,200	53
American Equity Investment Life Holding Co.	3,500	50
Erie Indemnity Co. Class A	500	50
* FNFV Group	4,200	48
Franklin Resources Inc.	1,300	43
BBCN Bancorp Inc.	2,900	43
* Western Alliance Bancorp	1,200	39
* Markit Ltd.	1,200	39
Nelnet Inc. Class A	1,100	38
National Health Investors Inc.	448	34
First Financial Bancorp	1,427	28
Glacier Bancorp Inc.	1,000	27
CareTrust REIT Inc.	1,900	26

* NewStar Financial Inc.	3,100	26
CBL & Associates Properties Inc.	2,800	26
Fulton Financial Corp.	1,700	23
Preferred Bank	788	23
AG Mortgage Investment Trust Inc.	1,405	20
OneBeacon Insurance Group Ltd. Class A	1,362	19
BankFinancial Corp.	1,502	18
Ventas Inc.	247	18
HFF Inc. Class A	600	17
Capital Bank Financial Corp.	600	17
Columbia Banking System Inc.	600	17
Anworth Mortgage Asset Corp.	3,400	16
American Capital Agency Corp.	800	16
Boston Private Financial Holdings Inc.	1,335	16
* CBRE Group Inc. Class A	559	15
Ladder Capital Corp.	1,200	15
National Bank Holdings Corp. Class A	715	15
Monogram Residential Trust Inc.	1,400	14
Ryman Hospitality Properties Inc.	280	14
Arbor Realty Trust Inc.	1,900	14
THL Credit Inc.	1,207	13
Heritage Financial Corp.	725	13
Employers Holdings Inc.	403	12
Old National Bancorp	900	11
Fifth Street Finance Corp.	2,200	11
* KCG Holdings Inc. Class A	800	11
Banner Corp.	250	11
Citizens Financial Group Inc.	531	11
* Stifel Financial Corp.	336	11
Raymond James Financial Inc.	200	10
* PRA Group Inc.	400	10
Washington REIT	300	9
Associated Banc-Corp	500	9
TD Ameritrade Holding Corp.	300	9
Parkway Properties Inc.	500	8
* First BanCorp	2,000	8
Brown & Brown Inc.	211	8
United Financial Bancorp Inc.	600	8
WP Glimcher Inc.	687	8
Tier REIT Inc.	500	8
Chemical Financial Corp.	200	7
United Community Banks Inc.	385	7
XL Group plc Class A	209	7
New Residential Investment Corp.	500	7
Southwest Bancorp Inc.	400	7
Opus Bank	200	7
West Bancorporation Inc.	352	7
Hudson Pacific Properties Inc.	221	6
Blackstone Mortgage Trust Inc. Class A	195	5
* Walter Investment Management Corp.	1,700	5
Investors Bancorp Inc.	400	4
* PHH Corp.	298	4
MVC Capital Inc.	457	4
Annaly Capital Management Inc.	300	3
Global Net Lease Inc.	400	3
KCAP Financial Inc.	800	3
Artisan Partners Asset Management Inc. Class A	100	3

MFA Financial Inc.	290	2
* Ocwen Financial Corp.	977	2
		914,277
Health Care (14.3%)
Johnson & Johnson	1,181,263	143,287
Merck & Co. Inc.	1,154,528	66,512
Pfizer Inc.	1,842,935	64,890
Bristol-Myers Squibb Co.	769,049	56,564
Amgen Inc.	340,602	51,823
Eli Lilly & Co.	630,175	49,626
* Express Scripts Holding Co.	458,890	34,784
Gilead Sciences Inc.	376,980	31,448
AmerisourceBergen Corp. Class A	351,247	27,861
UnitedHealth Group Inc.	192,850	27,230
Anthem Inc.	198,603	26,085
Cardinal Health Inc.	282,374	22,028
AbbVie Inc.	333,164	20,626
CR Bard Inc.	86,900	20,435
Baxter International Inc.	422,184	19,091
Agilent Technologies Inc.	409,763	18,177
Abbott Laboratories	449,486	17,669
* HCA Holdings Inc.	216,279	16,656
McKesson Corp.	83,164	15,523
Thermo Fisher Scientific Inc.	102,582	15,158
Zoetis Inc.	306,050	14,525
* Hologic Inc.	400,355	13,852
* Biogen Inc.	51,065	12,349
Cigna Corp.	95,911	12,276
* DaVita HealthCare Partners Inc.	152,760	11,811
* Vertex Pharmaceuticals Inc.	113,856	9,794
Zimmer Biomet Holdings Inc.	77,900	9,378
* Allergan plc	38,900	8,989
Aetna Inc.	70,688	8,633
* Celgene Corp.	77,300	7,624
* Intuitive Surgical Inc.	10,800	7,143
Patterson Cos. Inc.	124,120	5,944
* Boston Scientific Corp.	247,477	5,784
Stryker Corp.	42,850	5,135
PerkinElmer Inc.	96,637	5,066
Becton Dickinson and Co.	25,922	4,396
Humana Inc.	18,000	3,238
Medtronic plc	35,729	3,100
* Cerner Corp.	47,100	2,760
* Laboratory Corp. of America Holdings	18,980	2,473
* Endo International plc	143,966	2,244
* Henry Schein Inc.	11,465	2,027
Quest Diagnostics Inc.	20,300	1,653
DENTSPLY SIRONA Inc.	26,635	1,652
Perrigo Co. plc	17,247	1,564
* Mallinckrodt plc	24,479	1,488
* VCA Inc.	20,700	1,400
* Regeneron Pharmaceuticals Inc.	3,000	1,048
* United Therapeutics Corp.	8,900	943
Shire plc ADR	4,982	917
* Medivation Inc.	12,800	772
* Community Health Systems Inc.	55,483	669
* Charles River Laboratories International Inc.	8,100	668

Hill-Rom Holdings Inc.	7,000	353
* OraSure Technologies Inc.	50,500	298
* Envision Healthcare Holdings Inc.	10,200	259
* Varian Medical Systems Inc.	3,066	252
Invacare Corp.	16,500	200
* Alkermes plc	4,500	194
* Magellan Health Inc.	2,900	191
* QIAGEN NV	8,500	185
ResMed Inc.	2,900	183
Bruker Corp.	7,100	161
Universal Health Services Inc. Class B	1,200	161
* Cepheid	5,100	157
* Pain Therapeutics Inc.	60,444	132
* Myriad Genetics Inc.	4,200	129
* Mylan NV	2,952	128
* Rigel Pharmaceuticals Inc.	49,294	110
* Luminex Corp.	4,400	89
* Waters Corp.	620	87
* Triple-S Management Corp. Class B	3,400	83
* Quorum Health Corp.	7,361	79
* Pacific Biosciences of California Inc.	11,000	77
* BioTelemetry Inc.	4,523	74
* Molina Healthcare Inc.	1,400	70
* SciClone Pharmaceuticals Inc.	4,774	62
* Insulet Corp.	2,000	60
* AMAG Pharmaceuticals Inc.	2,300	55
* Innoviva Inc.	5,000	53
* VWR Corp.	1,700	49
* Allscripts Healthcare Solutions Inc.	3,600	46
Bio-Techne Corp.	400	45
* AtriCure Inc.	2,600	37
St. Jude Medical Inc.	418	33
* IMS Health Holdings Inc.	1,200	30
West Pharmaceutical Services Inc.	400	30
* Merit Medical Systems Inc.	1,400	28
* Imprivata Inc.	1,853	26
* FibroGen Inc.	1,500	25
* Omeros Corp.	2,300	24
* Spectrum Pharmaceuticals Inc.	3,300	22
* Orthofix International NV	500	21
* Puma Biotechnology Inc.	700	21
* Edwards Lifesciences Corp.	200	20
* NxStage Medical Inc.	900	19
* IDEXX Laboratories Inc.	200	19
* BioCryst Pharmaceuticals Inc.	6,200	18
* ArQule Inc.	8,649	16
* Halyard Health Inc.	500	16
* Surgical Care Affiliates Inc.	300	14
* Nektar Therapeutics	1,000	14
* HMS Holdings Corp.	800	14
* Rockwell Medical Inc.	1,409	11
LeMaitre Vascular Inc.	594	8
* Infinity Pharmaceuticals Inc.	6,000	8
* NewLink Genetics Corp.	700	8
* Genomic Health Inc.	300	8
Owens & Minor Inc.	200	7
* Syneron Medical Ltd.	899	7

* Enzo Biochem Inc.	1,100	7
* NanoString Technologies Inc.	500	6
* Exact Sciences Corp.	500	6
* Castlight Health Inc. Class B	1,535	6
* Aratana Therapeutics Inc.	900	6
* HealthStream Inc.	200	5
* Advaxis Inc.	548	4
* AngioDynamics Inc.	303	4
* ARIAD Pharmaceuticals Inc.	476	4
* GTx Inc.	4,487	2
* RTI Surgical Inc.	400	1
		921,365
Industrials (10.5%)
General Electric Co.	2,876,188	90,542
General Dynamics Corp.	339,991	47,340
Northrop Grumman Corp.	135,523	30,124
Boeing Co.	217,442	28,239
United Parcel Service Inc. Class B	251,913	27,136
3M Co.	111,718	19,564
Stanley Black & Decker Inc.	173,588	19,306
L-3 Communications Holdings Inc.	131,097	19,231
Raytheon Co.	137,570	18,703
Cintas Corp.	185,538	18,207
Lockheed Martin Corp.	73,313	18,194
Masco Corp.	579,492	17,929
Waste Management Inc.	238,272	15,790
United Technologies Corp.	147,470	15,123
Caterpillar Inc.	195,204	14,798
Union Pacific Corp.	169,400	14,780
Republic Services Inc. Class A	273,037	14,010
Delta Air Lines Inc.	378,257	13,780
Southwest Airlines Co.	338,202	13,261
Illinois Tool Works Inc.	122,650	12,775
Equifax Inc.	98,101	12,596
Allison Transmission Holdings Inc.	433,100	12,226
Alaska Air Group Inc.	204,165	11,901
Pitney Bowes Inc.	667,470	11,881
* Quanta Services Inc.	507,760	11,739
Ingersoll-Rand plc	183,080	11,659
* United Rentals Inc.	169,000	11,340
Tyco International plc	245,200	10,445
Honeywell International Inc.	83,471	9,709
* United Continental Holdings Inc.	232,823	9,555
* Spirit AeroSystems Holdings Inc. Class A	140,500	6,041
KAR Auction Services Inc.	140,600	5,869
Rockwell Automation Inc.	48,401	5,557
Fluor Corp.	107,536	5,299
Allegion plc	72,630	5,043
Eaton Corp. plc	83,222	4,971
Emerson Electric Co.	92,018	4,800
Dun & Bradstreet Corp.	33,330	4,061
FedEx Corp.	24,200	3,673
Expeditors International of Washington Inc.	74,200	3,639
Nielsen Holdings plc	64,680	3,361
CH Robinson Worldwide Inc.	43,200	3,208
PACCAR Inc.	61,000	3,164
Danaher Corp.	28,502	2,879

Parker-Hannifin Corp.	26,301	2,842
Cummins Inc.	24,000	2,699
* AerCap Holdings NV	66,300	2,227
AMETEK Inc.	41,730	1,929
Snap-on Inc.	11,880	1,875
Kansas City Southern	18,500	1,667
Deere & Co.	19,562	1,585
BWX Technologies Inc.	42,000	1,502
Carlisle Cos. Inc.	10,400	1,099
Fortune Brands Home & Security Inc.	17,266	1,001
Huntington Ingalls Industries Inc.	5,100	857
* Armstrong World Industries Inc.	18,600	728
* Jacobs Engineering Group Inc.	14,159	705
Xylem Inc.	13,000	580
Wabtec Corp.	7,400	520
WW Grainger Inc.	2,284	519
* RPX Corp.	52,119	478
* Moog Inc. Class A	8,000	431
* Continental Building Products Inc.	18,200	405
Covanta Holding Corp.	23,600	388
* Waste Connections Inc.	5,199	375
CSX Corp.	13,100	342
* HD Supply Holdings Inc.	9,800	341
Joy Global Inc.	15,700	332
* Stericycle Inc.	3,040	317
Landstar System Inc.	4,600	316
Insperity Inc.	3,700	286
* IHS Inc. Class A	2,297	266
Pentair plc	4,400	256
Hubbell Inc. Class B	2,200	232
B/E Aerospace Inc.	4,700	217
Brady Corp. Class A	6,900	211
Watsco Inc.	1,300	183
American Airlines Group Inc.	6,400	181
West Corp.	8,323	164
Norfolk Southern Corp.	1,855	158
* SPX Corp.	9,998	148
Woodward Inc.	2,000	115
Apogee Enterprises Inc.	2,400	111
* Babcock & Wilcox Enterprises Inc.	7,500	110
Albany International Corp.	2,600	104
* Armstrong Flooring Inc.	5,900	100
* DigitalGlobe Inc.	4,100	88
Quad/Graphics Inc.	3,686	86
* Rexnord Corp.	3,600	71
Barnes Group Inc.	2,061	68
Kennametal Inc.	3,000	66
RR Donnelley & Sons Co.	3,594	61
Orbital ATK Inc.	700	60
* NCI Building Systems Inc.	3,600	58
* Hub Group Inc. Class A	1,400	54
Lincoln Electric Holdings Inc.	900	53
Curtiss-Wright Corp.	600	51
KBR Inc.	3,708	49
* ARC Document Solutions Inc.	11,400	44
* Kirby Corp.	709	44
* MFC Bancorp Ltd.	19,512	43

* MRC Global Inc.	2,800	40
* Masonite International Corp.	600	40
* Mistras Group Inc.	1,487	35
Exponent Inc.	600	35
* Air Transport Services Group Inc.	2,700	35
Textron Inc.	799	29
Air Lease Corp. Class A	1,000	27
CNH Industrial NV	3,600	26
Triumph Group Inc.	700	25
* Navigant Consulting Inc.	1,400	23
* Kratos Defense & Security Solutions Inc.	5,377	22
Ennis Inc.	1,000	19
Heartland Express Inc.	1,086	19
* Huron Consulting Group Inc.	300	18
Knoll Inc.	700	17
Allegiant Travel Co. Class A	100	15
* Atlas Air Worldwide Holdings Inc.	357	15
Dover Corp.	200	14
Aircastle Ltd.	700	14
* WageWorks Inc.	211	13
* Swift Transportation Co.	800	12
Steelcase Inc. Class A	900	12
Hillenbrand Inc.	400	12
* Civeo Corp.	6,379	11
Raven Industries Inc.	600	11
* USG Corp.	400	11
LB Foster Co. Class A	900	10
* JetBlue Airways Corp.	500	8
* YRC Worldwide Inc.	800	7
* Energy Focus Inc.	862	5
* Saia Inc.	143	4
EnPro Industries Inc.	73	3
NN Inc.	206	3
* Accuride Corp.	1,500	2
		673,838
Information Technology (18.7%)
Apple Inc.	1,607,349	153,663
Microsoft Corp.	2,035,421	104,152
International Business Machines Corp.	362,441	55,011
* Facebook Inc. Class A	473,357	54,095
* Alphabet Inc. Class A	76,265	53,655
Intel Corp.	1,458,507	47,839
Visa Inc. Class A	566,291	42,002
* Alphabet Inc. Class C	52,463	36,310
Cisco Systems Inc.	1,215,641	34,877
Texas Instruments Inc.	525,375	32,915
Symantec Corp.	1,566,946	32,185
QUALCOMM Inc.	505,613	27,086
Intuit Inc.	235,609	26,296
MasterCard Inc. Class A	298,260	26,265
Accenture plc Class A	210,297	23,825
Western Union Co.	1,166,272	22,369
HP Inc.	1,772,937	22,250
Fidelity National Information Services Inc.	276,710	20,388
Applied Materials Inc.	848,302	20,334
Motorola Solutions Inc.	302,943	19,985
Oracle Corp.	477,785	19,556

*	Fiserv Inc.	176,172	19,155
*	Citrix Systems Inc.	219,970	17,617
	CSRA Inc.	717,061	16,801
*	Teradata Corp.	593,380	14,876
*	F5 Networks Inc.	128,922	14,676
	NVIDIA Corp.	311,838	14,659
	Xerox Corp.	1,509,445	14,325
*	Electronic Arts Inc.	181,234	13,730
*	VeriSign Inc.	150,100	12,978
	Total System Services Inc.	237,988	12,640
	Paychex Inc.	211,267	12,570
	Computer Sciences Corp.	216,480	10,748
	Hewlett Packard Enterprise Co.	551,106	10,069
	Automatic Data Processing Inc.	96,000	8,820
	TE Connectivity Ltd.	150,600	8,601
	Juniper Networks Inc.	370,871	8,341
	Lam Research Corp.	98,907	8,314
	Harris Corp.	91,950	7,672
*	PayPal Holdings Inc.	197,393	7,207
	Broadcom Ltd.	43,000	6,682
	NetApp Inc.	266,040	6,542
	Corning Inc.	283,528	5,807
*	Autodesk Inc.	103,300	5,593
	Analog Devices Inc.	97,560	5,526
*	Cognizant Technology Solutions Corp. Class A	83,300	4,768
*	Yahoo! Inc.	117,600	4,417
	Seagate Technology plc	169,704	4,134
	CA Inc.	122,810	4,032
*	salesforce.com Inc.	46,100	3,661
*	Red Hat Inc.	41,840	3,038
	Global Payments Inc.	37,361	2,667
	Xilinx Inc.	57,290	2,643
*	Akamai Technologies Inc.	40,700	2,276
^,* VMware Inc. Class A		39,100	2,237
	IAC/InterActiveCorp	35,700	2,010
*	eBay Inc.	83,506	1,955
*	Qorvo Inc.	34,492	1,906
	EMC Corp.	65,119	1,769
*	Twitter Inc.	89,200	1,508
*	Adobe Systems Inc.	13,400	1,284
	FLIR Systems Inc.	38,476	1,191
*	CoreLogic Inc.	26,100	1,004
*	Rackspace Hosting Inc.	47,700	995
*	Flextronics International Ltd.	80,300	948
*	MicroStrategy Inc. Class A	4,901	858
	Amdocs Ltd.	14,100	814
	Brocade Communications Systems Inc.	79,300	728
*	ANSYS Inc.	8,000	726
*	LinkedIn Corp. Class A	3,700	700
*	Cadence Design Systems Inc.	28,700	697
*	Micron Technology Inc.	50,000	688
*	InterXion Holding NV	16,300	601
	Leidos Holdings Inc.	12,200	584
	Marvell Technology Group Ltd.	52,600	501
*	Genpact Ltd.	14,900	400
	Tessera Technologies Inc.	10,600	325
*	Nuance Communications Inc.	19,600	306

* Sohu.com Inc.	6,900	261
EarthLink Holdings Corp.	37,400	239
* WebMD Health Corp.	3,999	232
* ON Semiconductor Corp.	26,200	231
* First Solar Inc.	4,540	220
* Polycom Inc.	19,500	219
NIC Inc.	9,700	213
* RetailMeNot Inc.	25,132	194
* NeuStar Inc. Class A	8,100	190
Maxim Integrated Products Inc.	4,600	164
* Keysight Technologies Inc.	5,500	160
* Blackhawk Network Holdings Inc.	4,564	153
* Infoblox Inc.	8,100	152
* Calix Inc.	20,900	144
Teradyne Inc.	6,900	136
* Photronics Inc.	15,100	135
* II-VI Inc.	6,900	129
* Kulicke & Soffa Industries Inc.	9,581	117
* Bankrate Inc.	14,756	110
* Net 1 UEPS Technologies Inc.	11,000	110
* Zynga Inc. Class A	43,900	109
* Mellanox Technologies Ltd.	2,200	105
* Cimpress NV	1,100	102
* EchoStar Corp. Class A	2,507	100
* CommVault Systems Inc.	2,200	95
* Alliance Data Systems Corp.	470	92
Convergys Corp.	3,100	77
* Qlik Technologies Inc.	2,600	77
* Synopsys Inc.	1,402	76
* ShoreTel Inc.	11,119	74
* FireEye Inc.	4,416	73
* DHI Group Inc.	11,500	72
Cabot Microelectronics Corp.	1,676	71
* Acxiom Corp.	3,200	70
* Splunk Inc.	1,236	67
* CyberArk Software Ltd.	1,300	63
* Take-Two Interactive Software Inc.	1,500	57
Vishay Intertechnology Inc.	4,400	55
Diebold Inc.	2,100	52
Cognex Corp.	1,200	52
* Sonus Networks Inc.	5,900	51
* Cavium Inc.	1,300	50
EVERTEC Inc.	2,800	44
NVE Corp.	682	40
* Verint Systems Inc.	1,200	40
InterDigital Inc.	710	40
* Amkor Technology Inc.	6,800	39
* Silicon Laboratories Inc.	800	39
* Rudolph Technologies Inc.	2,500	39
* Semtech Corp.	1,600	38
^ CPI Card Group Inc.	7,400	37
Activision Blizzard Inc.	900	36
* SunEdison Semiconductor Ltd.	6,000	36
* Blucora Inc.	3,300	34
* TechTarget Inc.	4,200	34
Intersil Corp. Class A	2,463	33
* NETGEAR Inc.	700	33

* XO Group Inc.	1,821	32
* FormFactor Inc.	3,360	30
* Zebra Technologies Corp.	600	30
* Intralinks Holdings Inc.	4,300	28
* Trimble Navigation Ltd.	1,091	27
* Zix Corp.	6,866	26
* Rambus Inc.	2,100	25
* Progress Software Corp.	900	25
* Palo Alto Networks Inc.	200	25
Sabre Corp.	900	24
* InvenSense Inc.	3,911	24
Belden Inc.	394	24
* QLogic Corp.	1,600	24
* Fabrinet	600	22
* Web.com Group Inc.	1,100	20
MKS Instruments Inc.	400	17
* United Online Inc.	1,500	16
* NetScout Systems Inc.	700	16
* Orbotech Ltd.	600	15
* Angie's List Inc.	2,300	15
* Lionbridge Technologies Inc.	3,689	15
Plantronics Inc.	300	13
* Yelp Inc. Class A	400	12
* Ultratech Inc.	515	12
* ACI Worldwide Inc.	600	12
* VASCO Data Security International Inc.	700	11
Amphenol Corp. Class A	200	11
* comScore Inc.	479	11
CDK Global Inc.	200	11
* ARRIS International plc	500	10
Daktronics Inc.	1,600	10
* Endurance International Group Holdings Inc.	1,100	10
* Ixia	1,000	10
Western Digital Corp.	200	9
* VeriFone Systems Inc.	500	9
* Entegris Inc.	600	9
* A10 Networks Inc.	1,300	8
* NCR Corp.	300	8
* Veeco Instruments Inc.	500	8
* Brightcove Inc.	900	8
* Carbonite Inc.	778	8
Jabil Circuit Inc.	400	7
* TTM Technologies Inc.	968	7
* Bazaarvoice Inc.	1,700	7
* CommScope Holding Co. Inc.	200	6
* Higher One Holdings Inc.	1,200	6
* SPS Commerce Inc.	100	6
* Kemet Corp.	2,000	6
* OSI Systems Inc.	100	6
Brooks Automation Inc.	500	6
* Alpha & Omega Semiconductor Ltd.	400	6
* Anixter International Inc.	100	5
Comtech Telecommunications Corp.	402	5
* Shutterstock Inc.	100	5
* Celestica Inc.	300	3
* Ciber Inc.	1,744	3
		1,201,853

Materials (3.6%)
Dow Chemical Co.	509,454	25,325
Sealed Air Corp.	528,134	24,278
LyondellBasell Industries NV Class A	309,676	23,046
Monsanto Co.	211,392	21,860
Air Products & Chemicals Inc.	147,957	21,016
Avery Dennison Corp.	275,063	20,561
Sherwin-Williams Co.	55,590	16,325
International Paper Co.	267,451	11,335
Praxair Inc.	97,910	11,004
Ball Corp.	105,716	7,642
Mosaic Co.	249,510	6,532
PPG Industries Inc.	60,760	6,328
Eastman Chemical Co.	77,571	5,267
Newmont Mining Corp.	114,150	4,466
Vulcan Materials Co.	31,708	3,816
Ecolab Inc.	31,060	3,684
EI du Pont de Nemours & Co.	52,000	3,370
Nucor Corp.	58,300	2,881
Freeport-McMoRan Inc.	200,500	2,234
Graphic Packaging Holding Co.	131,100	1,644
FMC Corp.	31,166	1,443
Celanese Corp. Class A	19,000	1,244
International Flavors & Fragrances Inc.	8,848	1,115
Barrick Gold Corp.	43,300	924
* Owens-Illinois Inc.	36,743	662
WR Grace & Co.	7,500	549
* Crown Holdings Inc.	10,000	507
CF Industries Holdings Inc.	20,800	501
Ferroglobe plc	38,600	332
* Berry Plastics Group Inc.	8,000	311
* Louisiana-Pacific Corp.	12,100	210
Reliance Steel & Aluminum Co.	2,700	208
SunCoke Energy Inc.	25,369	148
Agnico Eagle Mines Ltd.	2,400	128
* Axalta Coating Systems Ltd.	3,500	93
* Boise Cascade Co.	3,500	80
* Constellium NV Class A	13,300	62
* Intrepid Potash Inc.	40,400	58
Valspar Corp.	500	54
* Kinross Gold Corp.	9,100	44
Schweitzer-Mauduit International Inc.	1,200	42
* Century Aluminum Co.	6,400	40
* Ferro Corp.	3,000	40
Mercer International Inc.	4,500	36
* Turquoise Hill Resources Ltd.	9,966	34
Orion Engineered Carbons SA	2,088	33
Materion Corp.	1,099	27
Eldorado Gold Corp.	4,808	22
Silgan Holdings Inc.	400	21
KMG Chemicals Inc.	600	16
PH Glatfelter Co.	640	13
Mesabi Trust	1,015	11
United States Steel Corp.	500	8
* Flotek Industries Inc.	428	6
Steel Dynamics Inc.	200	5

Westlake Chemical Corp.	104	4
		231,645
Other (0.2%)
SPDR S&P 500 ETF Trust	49,172	10,303
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	75,810	10
* Safeway Inc CVR (PDC) Exp. 01/30/2017	75,810	3
* Rizzoli Corriere Della Sera Mediagroup SPA	2,001	2
* Biosante Pharmaceutical Inc CVR	4,189	—
		10,318
Telecommunication Services (2.7%)
AT&T Inc.	2,107,840	91,080
Verizon Communications Inc.	991,662	55,374
CenturyLink Inc.	554,101	16,074
* Level 3 Communications Inc.	112,200	5,777
Frontier Communications Corp.	516,700	2,552
* SBA Communications Corp. Class A	6,500	702
Telephone & Data Systems Inc.	16,500	489
* Zayo Group Holdings Inc.	5,532	155
* Sprint Corp.	20,500	93
* United States Cellular Corp.	1,114	44
* Globalstar Inc.	7,900	10
Inteliquent Inc.	300	6
		172,356
Utilities (3.5%)
American Electric Power Co. Inc.	295,160	20,688
Entergy Corp.	239,970	19,522
FirstEnergy Corp.	549,574	19,186
Ameren Corp.	341,523	18,299
Duke Energy Corp.	188,590	16,179
PPL Corp.	410,750	15,506
NextEra Energy Inc.	111,600	14,553
CenterPoint Energy Inc.	605,323	14,528
Edison International	182,374	14,165
Southern Co.	231,238	12,401
NRG Energy Inc.	817,204	12,250
NiSource Inc.	370,142	9,816
Sempra Energy	84,810	9,670
DTE Energy Co.	64,290	6,372
Dominion Resources Inc.	74,984	5,843
Pinnacle West Capital Corp.	55,856	4,528
PG&E Corp.	63,935	4,087
SCANA Corp.	49,843	3,771
WEC Energy Group Inc.	31,000	2,024
Public Service Enterprise Group Inc.	27,698	1,291
Eversource Energy	14,350	860
Atmos Energy Corp.	4,000	325
National Fuel Gas Co.	4,700	267
Xcel Energy Inc.	5,860	262
Atlantic Power Corp.	99,700	247
AES Corp.	19,500	243
WGL Holdings Inc.	2,820	200
* Dynegy Inc.	9,438	163
New Jersey Resources Corp.	2,900	112
Consolidated Edison Inc.	946	76
Hawaiian Electric Industries Inc.	2,300	75
PNM Resources Inc.	1,800	64

Vectren Corp.			1,200	63
Chesapeake Utilities Corp.			688	46
OGE Energy Corp.			1,300	43
* Calpine Corp.			2,200	32
ONE Gas Inc.			300	20
El Paso Electric Co.			300	14
Spire Inc.			200	14
MDU Resources Group Inc.			400	10
				227,815
Total Common Stocks (Cost $5,363,092)				6,261,732
	Coupon
Temporary Cash Investments (2.7%)1
Money Market Fund (2.5%)
2,3 Vanguard Market Liquidity Fund	0.538%		163,373,952	163,374

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
4 Federal Home Loan Bank Discount Notes	0.352%	7/6/16	700	700
4,5 Federal Home Loan Bank Discount Notes	0.335%	7/22/16	11,000	10,998
				11,698
Total Temporary Cash Investments (Cost $175,072)				175,072
Total Investments (100.2%) (Cost $5,538,164)				6,436,804
Other Assets and Liabilities-Net (-0.2%)3				(11,075)
Net Assets (100%)				6,425,729

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,776,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,937,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Growth and Income Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,261,716	2	14
Temporary Cash Investments	163,374	11,698	—
Futures Contracts—Assets[1]	1,713	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	6,426,783	11,700	14
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Growth and Income Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	1,437	150,181	878

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $5,538,171,000. Net unrealized appreciation of investment securities for tax purposes was $898,633,000, consisting of unrealized gains of $1,026,194,000 on securities that had risen in value since their purchase and $127,561,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (12.8%)
	Home Depot Inc.	52,731	6,733
	Comcast Corp. Class A	84,732	5,524
	Lowe's Cos. Inc.	56,996	4,512
*	Amazon.com Inc.	5,752	4,116
	Target Corp.	51,676	3,608
	Omnicom Group Inc.	39,267	3,200
	Marriott International Inc. Class A	47,679	3,169
*	Smith & Wesson Holding Corp.	114,365	3,108
	Carnival Corp.	68,973	3,049
*	Michael Kors Holdings Ltd.	61,270	3,032
^	Outerwall Inc.	71,475	3,002
	Darden Restaurants Inc.	45,935	2,909
^	Regal Entertainment Group Class A	126,752	2,794
*	O'Reilly Automotive Inc.	9,836	2,667
	Nordstrom Inc.	65,813	2,504
	Lear Corp.	18,873	1,920
*	Isle of Capri Casinos Inc.	101,956	1,868
	News Corp. Class B	131,904	1,539
	Walt Disney Co.	13,009	1,273
*	Boyd Gaming Corp.	62,679	1,153
	Sturm Ruger & Co. Inc.	17,779	1,138
	Cooper Tire & Rubber Co.	36,483	1,088
*	Liberty SiriusXM Group Class A	32,011	1,004
*	Discovery Communications Inc. Class A	38,071	961
*	American Axle & Manufacturing Holdings Inc.	65,821	953
	Children's Place Inc.	9,027	724
	Visteon Corp.	8,813	580
	PVH Corp.	5,796	546
*	Cooper-Standard Holding Inc.	6,495	513
	DR Horton Inc.	14,750	464
^	World Wrestling Entertainment Inc. Class A	18,548	341
	Leggett & Platt Inc.	5,539	283
	NIKE Inc. Class B	5,070	280
	General Motors Co.	9,563	271
	Big Lots Inc.	5,365	269
			71,095
Consumer Staples (9.3%)
	Altria Group Inc.	91,741	6,326
	Wal-Mart Stores Inc.	78,590	5,739
	Philip Morris International Inc.	43,245	4,399
	ConAgra Foods Inc.	71,656	3,426
	Tyson Foods Inc. Class A	50,337	3,362
	Procter & Gamble Co.	37,916	3,210
	Universal Corp.	52,000	3,002
	Dean Foods Co.	164,644	2,978
*	Herbalife Ltd.	49,727	2,911
	Energizer Holdings Inc.	55,266	2,846
	JM Smucker Co.	17,104	2,607

PepsiCo Inc.	19,345	2,049
Sysco Corp.	35,390	1,796
Kroger Co.	47,372	1,743
Coca-Cola Co.	33,365	1,512
Ingles Markets Inc. Class A	39,652	1,479
* USANA Health Sciences Inc.	9,100	1,014
SpartanNash Co.	27,108	829
^ Natural Health Trends Corp.	12,550	354
		51,582
Energy (6.6%)
Exxon Mobil Corp.	103,961	9,745
Apache Corp.	60,131	3,347
Rowan Cos. plc Class A	169,248	2,989
Valero Energy Corp.	57,406	2,928
^ Ship Finance International Ltd.	191,679	2,825
Tesoro Corp.	34,634	2,595
^ Nordic American Tankers Ltd.	158,459	2,201
Noble Corp. plc	256,034	2,110
Chevron Corp.	18,814	1,972
Ensco plc Class A	173,861	1,688
^ Frontline Ltd.	119,551	941
PBF Energy Inc. Class A	35,443	843
* Newfield Exploration Co.	14,241	629
* EP Energy Corp. Class A	120,089	622
DHT Holdings Inc.	105,103	529
Transocean Ltd.	43,624	519
Diamond Offshore Drilling Inc.	14,187	345
		36,828
Financials (17.4%)
JPMorgan Chase & Co.	138,284	8,593
Bank of America Corp.	474,980	6,303
Citigroup Inc.	141,526	5,999
* Berkshire Hathaway Inc. Class B	28,657	4,149
Wells Fargo & Co.	82,939	3,925
Travelers Cos. Inc.	32,306	3,846
Aflac Inc.	49,192	3,550
Discover Financial Services	62,207	3,334
MSCI Inc. Class A	41,253	3,181
American Express Co.	52,000	3,160
Government Properties Income Trust	135,849	3,133
Gaming and Leisure Properties Inc.	90,548	3,122
Ameriprise Financial Inc.	34,709	3,119
Hospitality Properties Trust	101,924	2,935
Prudential Financial Inc.	39,289	2,803
Universal Insurance Holdings Inc.	130,642	2,427
Bank of New York Mellon Corp.	60,045	2,333
* Walker & Dunlop Inc.	95,746	2,181
Lamar Advertising Co. Class A	32,808	2,175
Select Income REIT	80,121	2,082
Assured Guaranty Ltd.	81,321	2,063
DuPont Fabros Technology Inc.	34,187	1,625
Navient Corp.	128,888	1,540
CBL & Associates Properties Inc.	165,395	1,540
SunTrust Banks Inc.	33,833	1,390
Lexington Realty Trust	135,334	1,368
Capital One Financial Corp.	20,755	1,318

Ryman Hospitality Properties Inc.	23,400	1,185
Fifth Third Bancorp	66,131	1,163
Heritage Insurance Holdings Inc.	95,600	1,144
Mack-Cali Realty Corp.	42,228	1,140
WP Carey Inc.	15,573	1,081
Apple Hospitality REIT Inc.	53,500	1,006
Digital Realty Trust Inc.	7,951	867
Nasdaq Inc.	11,374	736
Nelnet Inc. Class A	20,452	711
WP Glimcher Inc.	54,303	608
Regions Financial Corp.	52,059	443
Great Western Bancorp Inc.	13,722	433
VEREIT Inc.	38,431	390
Monmouth Real Estate Investment Corp.	27,465	364
* INTL. FCStone Inc.	11,714	320
Outfront Media Inc.	12,834	310
Communications Sales & Leasing Inc.	10,543	305
Care Capital Properties Inc.	11,391	299
* Flagstar Bancorp Inc.	11,639	284
CoreSite Realty Corp.	3,061	271
NorthStar Realty Finance Corp.	21,455	245
		96,499
Health Care (14.1%)
Johnson & Johnson	94,069	11,411
Bristol-Myers Squibb Co.	81,898	6,024
Amgen Inc.	31,610	4,809
Eli Lilly & Co.	59,880	4,716
Pfizer Inc.	126,272	4,446
* Express Scripts Holding Co.	54,398	4,123
Aetna Inc.	30,574	3,734
Merck & Co. Inc.	63,323	3,648
Baxter International Inc.	76,260	3,449
Anthem Inc.	25,949	3,408
* HCA Holdings Inc.	43,039	3,314
AmerisourceBergen Corp. Class A	41,267	3,273
Gilead Sciences Inc.	39,074	3,260
* Charles River Laboratories International Inc.	36,365	2,998
* PRA Health Sciences Inc.	61,697	2,577
* INC Research Holdings Inc. Class A	66,964	2,553
* WellCare Health Plans Inc.	22,742	2,440
UnitedHealth Group Inc.	8,797	1,242
* Hologic Inc.	35,546	1,230
Cardinal Health Inc.	14,630	1,141
* Quintiles Transnational Holdings Inc.	16,171	1,056
Cigna Corp.	6,094	780
McKesson Corp.	4,150	775
* Amedisys Inc.	10,963	553
* Prestige Brands Holdings Inc.	7,456	413
Medtronic plc	4,366	379
Bruker Corp.	11,751	267
* Infinity Pharmaceuticals Inc.	155,500	207
		78,226
Industrials (10.5%)
General Electric Co.	324,194	10,206
Boeing Co.	29,814	3,872
Huntington Ingalls Industries Inc.	19,359	3,253

BWX Technologies Inc.	84,964	3,039
Masco Corp.	98,189	3,038
Global Brass & Copper Holdings Inc.	108,544	2,962
* Spirit AeroSystems Holdings Inc. Class A	66,411	2,856
* Wabash National Corp.	214,462	2,724
* Hawaiian Holdings Inc.	70,791	2,687
L-3 Communications Holdings Inc.	17,707	2,597
Owens Corning	41,241	2,125
Ennis Inc.	103,367	1,983
* JetBlue Airways Corp.	112,454	1,862
Delta Air Lines Inc.	48,406	1,763
Briggs & Stratton Corp.	77,596	1,644
SkyWest Inc.	60,101	1,590
Southwest Airlines Co.	37,548	1,472
Alaska Air Group Inc.	24,960	1,455
Comfort Systems USA Inc.	41,918	1,365
Quad/Graphics Inc.	53,717	1,251
Herman Miller Inc.	25,971	776
* Quanta Services Inc.	31,382	726
* ACCO Brands Corp.	65,835	680
Insteel Industries Inc.	18,548	530
Waste Management Inc.	7,999	530
RR Donnelley & Sons Co.	26,127	442
Northrop Grumman Corp.	1,924	428
General Cable Corp.	22,067	281
Insperity Inc.	3,618	279
		58,416
Information Technology (19.1%)
Apple Inc.	109,528	10,471
Microsoft Corp.	163,271	8,355
* Alphabet Inc. Class A	9,453	6,650
* Facebook Inc. Class A	48,259	5,515
* Alphabet Inc. Class C	7,832	5,421
Accenture plc Class A	41,132	4,660
HP Inc.	270,426	3,394
* Advanced Micro Devices Inc.	616,993	3,171
Computer Sciences Corp.	63,778	3,167
* Manhattan Associates Inc.	48,325	3,099
EarthLink Holdings Corp.	478,216	3,061
NVIDIA Corp.	64,783	3,045
Booz Allen Hamilton Holding Corp. Class A	101,864	3,019
* GoDaddy Inc. Class A	91,303	2,848
* Tech Data Corp.	39,377	2,829
* Sykes Enterprises Inc.	96,182	2,785
CSG Systems International Inc.	68,867	2,776
SYNNEX Corp.	29,027	2,752
* Aspen Technology Inc.	64,257	2,586
CDW Corp.	63,900	2,561
* Cirrus Logic Inc.	64,874	2,516
* Sigma Designs Inc.	340,751	2,191
International Business Machines Corp.	13,419	2,037
Avnet Inc.	45,833	1,857
CSRA Inc.	77,176	1,808
* Extreme Networks Inc.	507,956	1,722
Texas Instruments Inc.	27,249	1,707
Leidos Holdings Inc.	29,446	1,410
* ON Semiconductor Corp.	123,969	1,093

	Intel Corp.	27,866	914
	Visa Inc. Class A	11,820	877
*	First Data Corp. Class A	74,617	826
*	Wix.com Ltd.	26,000	789
*	Cadence Design Systems Inc.	32,277	784
	Cisco Systems Inc.	23,383	671
*	Gigamon Inc.	15,431	577
*	NCR Corp.	17,378	483
	Intuit Inc.	4,293	479
*	NeoPhotonics Corp.	46,000	438
	Oracle Corp.	7,398	303
	DST Systems Inc.	2,590	302
*	Teradata Corp.	10,764	270
			106,219
Materials (3.3%)
	Dow Chemical Co.	72,460	3,602
	LyondellBasell Industries NV Class A	45,619	3,395
*,^ Trinseo SA		67,787	2,910
	Commercial Metals Co.	162,911	2,753
	Steel Dynamics Inc.	86,706	2,124
	Avery Dennison Corp.	11,488	859
	International Paper Co.	19,773	838
	AEP Industries Inc.	7,500	603
*	AK Steel Holding Corp.	91,308	426
*	Ryerson Holding Corp.	17,824	312
	Cabot Corp.	6,059	277
			18,099
Telecommunication Services (2.6%)
	Verizon Communications Inc.	155,692	8,694
	AT&T Inc.	86,394	3,733
	CenturyLink Inc.	48,957	1,420
*	Cincinnati Bell Inc.	175,505	802
			14,649
Utilities (3.7%)
	Edison International	45,334	3,521
	Entergy Corp.	41,000	3,335
	PPL Corp.	87,855	3,317
	FirstEnergy Corp.	94,272	3,291
	CenterPoint Energy Inc.	83,862	2,013
	NRG Energy Inc.	130,654	1,958
	Duke Energy Corp.	14,924	1,280
	UGI Corp.	13,984	633
	NiSource Inc.	19,668	522
	AES Corp.	34,843	435
	MDU Resources Group Inc.	12,208	293
			20,598
Total Common Stocks (Cost $475,200)			552,211

	Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.9%)
2,3 Vanguard Market Liquidity Fund	0.538%		10,241,307	10,241

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.400%	9/16/16	200	200
Total Temporary Cash Investments (Cost $10,441)				10,441
Total Investments (101.3%) (Cost $485,641)				562,652
Other Assets and Liabilities-Net (-1.3%)3				(7,451)
Net Assets (100%)				555,201

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,728,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,055,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

Structured Broad Market Fund

	($000)	($000)	($000)
Common Stocks	552,211	—	—
Temporary Cash Investments	10,241	200	—
Futures Contracts—Assets[1]	33	—	—
Total	562,485	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	28	2,926	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $485,760,000. Net unrealized appreciation of investment securities for tax purposes was $76,892,000, consisting of unrealized gains of $94,007,000 on securities that had risen in value since their purchase and $17,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
* Amazon.com Inc.	7,484	5,356
Lowe's Cos. Inc.	61,844	4,896
Target Corp.	58,114	4,058
* O'Reilly Automotive Inc.	13,199	3,578
Omnicom Group Inc.	41,668	3,396
Leggett & Platt Inc.	63,279	3,234
Marriott International Inc. Class A	47,108	3,131
* Michael Kors Holdings Ltd.	62,429	3,089
Darden Restaurants Inc.	47,372	3,001
Best Buy Co. Inc.	94,970	2,906
Carnival Corp.	65,053	2,875
Nordstrom Inc.	74,893	2,850
* Urban Outfitters Inc.	98,495	2,709
* Discovery Communications Inc. Class A	104,142	2,627
Home Depot Inc.	17,444	2,227
Ford Motor Co.	176,775	2,222
Goodyear Tire & Rubber Co.	85,711	2,199
CBS Corp. Class B	36,039	1,962
TEGNA Inc.	84,339	1,954
Interpublic Group of Cos. Inc.	80,273	1,854
Comcast Corp. Class A	28,383	1,850
PVH Corp.	19,500	1,837
Walt Disney Co.	17,334	1,696
Foot Locker Inc.	30,674	1,683
McDonald's Corp.	4,485	540
L Brands Inc.	291	20
		67,750
Consumer Staples (10.6%)
Wal-Mart Stores Inc.	86,143	6,290
Altria Group Inc.	89,704	6,186
General Mills Inc.	61,314	4,373
Procter & Gamble Co.	48,779	4,130
Kimberly-Clark Corp.	26,198	3,602
ConAgra Foods Inc.	74,316	3,553
Tyson Foods Inc. Class A	52,889	3,532
Clorox Co.	24,889	3,444
Dr Pepper Snapple Group Inc.	35,567	3,437
Campbell Soup Co.	50,547	3,363
Kroger Co.	88,342	3,250
Sysco Corp.	59,350	3,011
Hershey Co.	26,225	2,976
Coca-Cola Co.	55,214	2,503
PepsiCo Inc.	18,092	1,917
Philip Morris International Inc.	17,441	1,774
Colgate-Palmolive Co.	7,375	540
CVS Health Corp.	4,302	412
JM Smucker Co.	817	125
		58,418

Energy (7.2%)
Exxon Mobil Corp.	93,130	8,730
Apache Corp.	61,692	3,434
Transocean Ltd.	264,067	3,140
Valero Energy Corp.	59,749	3,047
Chevron Corp.	28,178	2,954
* Newfield Exploration Co.	66,195	2,924
Tesoro Corp.	37,902	2,840
Diamond Offshore Drilling Inc.	115,287	2,805
* Southwestern Energy Co.	218,623	2,750
Devon Energy Corp.	69,482	2,519
Ensco plc Class A	251,615	2,443
Noble Corp. plc	220,100	1,814
Schlumberger Ltd.	4,402	348
		39,748
Financials (15.7%)
JPMorgan Chase & Co.	113,219	7,035
Citigroup Inc.	150,705	6,388
* Berkshire Hathaway Inc. Class B	36,705	5,314
Travelers Cos. Inc.	34,795	4,142
Bank of New York Mellon Corp.	105,109	4,083
Crown Castle International Corp.	39,709	4,028
Wells Fargo & Co.	83,582	3,956
Aflac Inc.	52,362	3,778
Prudential Financial Inc.	52,106	3,717
Capital One Financial Corp.	53,000	3,366
Macerich Co.	39,355	3,361
Discover Financial Services	62,075	3,327
Host Hotels & Resorts Inc.	201,034	3,259
Fifth Third Bancorp	182,945	3,218
Prologis Inc.	64,743	3,175
Regions Financial Corp.	362,664	3,086
Ameriprise Financial Inc.	33,860	3,042
Bank of America Corp.	226,173	3,001
Nasdaq Inc.	45,891	2,968
Navient Corp.	243,242	2,907
Unum Group	91,405	2,906
SunTrust Banks Inc.	52,146	2,142
Kimco Realty Corp.	53,567	1,681
Public Storage	3,600	920
HCP Inc.	21,500	761
* E*TRADE Financial Corp.	17,653	415
Realty Income Corp.	2,730	189
Iron Mountain Inc.	3,858	154
Assurant Inc.	646	56
		86,375
Health Care (14.8%)
Johnson & Johnson	107,502	13,040
Bristol-Myers Squibb Co.	91,090	6,700
Gilead Sciences Inc.	68,624	5,725
Amgen Inc.	35,850	5,455
Eli Lilly & Co.	65,287	5,141
* Express Scripts Holding Co.	58,288	4,418
Baxter International Inc.	79,637	3,601
Anthem Inc.	27,206	3,573
* HCA Holdings Inc.	45,770	3,525

Pfizer Inc.	97,712	3,440
AmerisourceBergen Corp. Class A	41,636	3,303
Agilent Technologies Inc.	69,923	3,102
* Hologic Inc.	87,443	3,026
Zoetis Inc.	61,172	2,903
PerkinElmer Inc.	53,617	2,811
McKesson Corp.	13,597	2,538
CR Bard Inc.	9,612	2,260
Merck & Co. Inc.	34,456	1,985
Aetna Inc.	11,657	1,424
UnitedHealth Group Inc.	7,680	1,084
Thermo Fisher Scientific Inc.	6,473	956
Medtronic plc	7,520	652
* Biogen Inc.	2,037	493
AbbVie Inc.	3,749	232
		81,387
Industrials (10.1%)
General Electric Co.	374,822	11,799
Northrop Grumman Corp.	18,847	4,189
General Dynamics Corp.	29,066	4,047
Delta Air Lines Inc.	101,190	3,686
Southwest Airlines Co.	86,230	3,381
L-3 Communications Holdings Inc.	22,096	3,241
Cintas Corp.	32,696	3,209
Masco Corp.	103,243	3,194
* Quanta Services Inc.	131,146	3,032
* United Rentals Inc.	45,121	3,028
Boeing Co.	22,967	2,983
Alaska Air Group Inc.	50,643	2,952
Stanley Black & Decker Inc.	23,391	2,602
Rockwell Automation Inc.	17,200	1,975
* United Continental Holdings Inc.	27,735	1,138
Waste Management Inc.	7,387	490
Pitney Bowes Inc.	19,845	353
* Jacobs Engineering Group Inc.	4,950	247
3M Co.	1,400	245
		55,791
Information Technology (19.7%)
Apple Inc.	137,309	13,127
Microsoft Corp.	184,842	9,458
* Alphabet Inc. Class A	10,509	7,393
* Facebook Inc. Class A	44,481	5,083
Accenture plc Class A	44,219	5,010
Intuit Inc.	35,237	3,933
* Fiserv Inc.	34,150	3,713
NVIDIA Corp.	78,302	3,681
* Electronic Arts Inc.	47,127	3,570
* Alphabet Inc. Class C	5,135	3,554
Applied Materials Inc.	146,600	3,514
HP Inc.	276,690	3,472
Texas Instruments Inc.	53,885	3,376
Lam Research Corp.	39,839	3,349
Western Union Co.	166,393	3,191
* Citrix Systems Inc.	39,725	3,182
* F5 Networks Inc.	26,577	3,025
Xerox Corp.	317,278	3,011

Motorola Solutions Inc.			44,502	2,936
* Teradata Corp.			110,160	2,762
CSRA Inc.			116,210	2,723
Hewlett Packard Enterprise Co.			144,870	2,647
Computer Sciences Corp.			50,400	2,502
Total System Services Inc.			46,329	2,461
Intel Corp.			51,768	1,698
Visa Inc. Class A			21,712	1,610
Cisco Systems Inc.			47,878	1,374
International Business Machines Corp.			7,112	1,079
Oracle Corp.			23,888	978
Juniper Networks Inc.			26,125	588
Global Payments Inc.			6,330	452
Seagate Technology plc			3,201	78
				108,530
Materials (2.7%)
Dow Chemical Co.			90,421	4,495
LyondellBasell Industries NV Class A			44,829	3,336
International Paper Co.			76,334	3,235
Avery Dennison Corp.			42,271	3,160
Sherwin-Williams Co.			1,115	327
Sealed Air Corp.			4,995	230
Eastman Chemical Co.			2,091	142
				14,925
Telecommunication Services (2.9%)
Verizon Communications Inc.			133,662	7,464
AT&T Inc.			117,056	5,058
CenturyLink Inc.			116,765	3,387
				15,909
Utilities (3.6%)
Edison International			47,661	3,702
PPL Corp.			95,824	3,617
Entergy Corp.			41,720	3,394
FirstEnergy Corp.			96,528	3,370
NRG Energy Inc.			205,469	3,080
NiSource Inc.			112,429	2,981
				20,144
Total Common Stocks (Cost $463,223)				548,977
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.538%		1,361,742	1,362

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3,4 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	100	100
3,4 Federal Home Loan Bank Discount Notes	0.471%	10/19/16	100	100
				200
Total Temporary Cash Investments (Cost $1,562)				1,562
Total Investments (99.9%) (Cost $464,785)				550,539
Other Assets and Liabilities-Net (0.1%)				360
Net Assets (100%)				550,899

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	548,977	—	—
Temporary Cash Investments	1,362	200	—
Futures Contracts—Assets[1]	21	—	—
Total	550,360	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Structured Large-Cap Equity Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	18	1,881	24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $464,785,000. Net unrealized appreciation of investment securities for tax purposes was $85,754,000, consisting of unrealized gains of $101,160,000 on securities that had risen in value since their purchase and $15,406,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD QUANTITATIVE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.